File No. 33-16338

811-5202

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 135  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 135  [X]

(Check appropriate box or boxes.)

The Dreyfus/Laurel Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 _  on (date) pursuant to paragraph (b)

 ____ days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 ____ days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to the series listed below and does not affect the Registration Statement of Dreyfus AMT-Free Municipal Reserves, Dreyfus BASIC S&P 500 Stock Index Fund, Dreyfus Bond Market Index Fund, Dreyfus Core Equity Fund, Dreyfus Disciplined Stock Fund, Dreyfus

Money Market Reserves, Dreyfus Opportunistic Fixed Income Fund, Dreyfus Tax Managed Growth Fund and Dreyfus U.S. Treasury Reserves:

DREYFUS OPPORTUNISTIC EMERGING MARKETS DEBT FUND

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 8th day of July, 2013.

The Dreyfus/Laurel Funds, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	07/08/13
Bradley J. Skapyak
	/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	07/08/13
James Windels
	/s/ Joseph S. DiMartino*	Chairman of the Board	07/08/13
Joseph S. DiMartino
	/s/ James M. Fitzgibbons*	Board Member	07/08/13
James M. Fitzgibbons
	/s/ Kenneth A. Himmel*	Board Member	07/08/13
Kenneth A. Himmel
	/s/ Stephen J. Lockwood*	Board Member	07/08/13
Stephen J. Lockwood
	/s/ Roslyn M. Watson*	Board Member	07/08/13
Roslyn M. Watson
	/s/ Benaree Pratt Wiley*	Board Member	07/08/13
Benaree Pratt Wiley
	/s/ Francine J. Bovich*	Board Member	07/08/13
Francine J. Bovich
*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.